IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                    P.O.Box9 507
                                                            Boston,MA 02114-9507
                                                                  (617) 570-4600


Integrated ARROs Fund II (the "Fund")

October, 2004

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 2004. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund II
By: IR Pass-through Corp., Sponsor

                            Integrated ARROs Fund II
                        Statement of Financial Condition
                                  June 30, 2004
                                   (unaudited)


Assets

Cash and Cash Equivalents                                             $  706,162

Investments in payment obligations, at minimum
termination value (cost $3,958,091)                                    8,359,032
                                                                      ----------

Total Assets                                                           9,065,194
                                                                      ==========

Liabilities

Distributions Payable                                                    706,162
                                                                      ----------

Net Assets                                                            $8,359,032
                                                                      ==========

Net Asset Value per unit (7,446 units outstanding)                    $ 1,122.62
                                                                      ==========


                        See notes to financal statements

                            Integrated ARROs Fund II
                             Statement of Operations
                         Six Months Ended June 30, 2004
                                   (unaudited)



Investment Income:

    Interest and discount earned, net of fund expenses                  $831,374
                                                                        ========


                        See notes to financial statements

                            Integrated ARROs Fund II
                       Statement of Changes in Net Assets
                                  June 30, 2004
                                   (unaudited)


Decrease in net assets from operations:

Net investment income                                               $   831,374
                                                                    -----------

Net increase in net assets resulting from operations                    831,374

Total declared as distributions to Unit Holders                      (1,437,600)
                                                                    -----------

Net decrease in net assets                                             (606,226)

Net assets:

Beginning of period                                                   8,965,257
                                                                    -----------

End of period                                                       $ 8,359,031
                                                                    ===========


                        See notes to financial statements

                            Integrated ARROs Fund II
              Schedule of Selected Per Unit Operating Performance,
                          Ratios and Supplemental Data


                                                            Six Months Ended                 Year Ended
                                                             June 30, 2004               December 31, 2003
                                                              (unaudited)                    (audited)
                                                            ----------------             -----------------
Per Unit Operating Performance
------------------------------

Net asset value, beginning of period                          $  1,204.03                   $  1,482.43

Net investment income                                              111.65                        144.48

Distributions                                                     (193.06)                      (422.88)
                                                              -----------                   -----------

Net asset value, end of period                                $  1,122.62                   $  1,204.03
                                                              ===========                   ===========

Total investment return                                       $    111.65                   $    144.48
                                                              ===========                   ===========

Ratios/Supplemental Data
------------------------

Net assets, end of period                                     $ 8,359,032                   $ 8,965,257

Ratio of expenses to average net assets                             0.46%                         0.38%

Ratio of net investment income to average
net assets                                                          9.60% (1)                    10.76%

Portfolio turnover rate                                               N/A                           N/A

(1) Not annualized.

                            Integrated ARROs Fund II
                          Notes to Financial Statements

1.   GENERAL

     The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 2003, which is herein incorporated by reference.

     The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

     Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

     Cash and Cash Equivalents

     Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

     Use of Estimates

     The preparation of the financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.

3.   THE SPONSOR

     IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

     Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party, provides administrative services to Presidio, who in turn provides services to the Fund.

4.   COMMITMENTS AND CONTINGENCIES

     The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund I, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund had been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $40,061 in expenses from the proceeds of the January 2004 through June 2004 payment obligations received.

5.   DISTRIBUTION PAYABLE

     The Trustee declared a $706,162 ($94.84 per unit) distribution payable to unitholders of record as of June 30, 2004. Such distribution was paid on July 15, 2004.

                            Integrated ARROs Fund II
                        Schedule of Portfolio Investments
                                  June 30, 2004


Partnership /
Date Payment                                                               Original         Simple
Obligation                          Property              Type of          Principal       Interest         Accrued
Incurred           Lessee           Location              Property           Amount          Rate          Interest
---------------------------------------------------------------------------------------------------------------------
Bradall            Albertson's      Boise, ID             Department        $1,444,107      16.500%        $1,381,438
12/16/82           Inc.             Snohomish, WA         Stores                    (3)
                                    Las Cruces, NM
                                    Sioux Falls, SD
                                    Bradenton, FL

Dalhill            The Kroger       Houston, TX           Supermarkets       1,485,000      19.625%         1,453,086
01/15/82           Company          Dallas, TX
                                    Columbus, OH
                                    Cincinnati, OH
                                    Louisville, KY (2)

Walmad             Walgreen         Windsor, WI           Warehouse/         1,500,000      18.500%         2,317,081
02/25/82           Company                                Distribution
                                                          Facility


                                                                            ----------                     ----------
                                                                            $4,429,107                     $5,151,605
                                                                            ==========                     ==========


Partnership /     Discount To
Date Payment   Arrive at Minimum     Periodic            Minimum
Obligation       Termination       Payment During       Termination
Incurred            Amount         Primary Term (1)      Amount
--------------------------------------------------------------------
Bradall           $488,549         7/1/98-7/1/03        $2,336,996
12/16/82                          $387,871/semi.
                                   1/1/04-1/1/08
                                  $288,725/semi.
                                         (3)

Dalhill            355,529        1/31/97-12/31/06       2,582,557
01/15/82                             $57,242/mo.



                   377,602         4/1/97-3/1/02         3,439,479
Walmad                             $23,125/mo.;
02/25/82                           4/1/02-3/1/07
                                    $92,551/mo.

                ----------                              ----------
                $1,221,680                              $8,359,032
                ==========                              ==========

(1) Primary Term of the applicable net lease.
(2) Two properties.
(3) As adjusted, due to the sale of its Sioux Falls, SD property.

                            INTEGRATED ARROS FUND II
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                      JANUARY 1, 2004 THROUGH JUNE 30, 2004

                ACCRUED                       ACCRUED                       ACCRUED                       ACCRUED
  DATE         INTEREST         DATE         INTEREST         DATE         INTEREST        DATE          INTEREST
---------      ---------      ---------      ---------      ---------      ---------     ---------       ---------
01-Jan-04      5,790,101      23-Feb-04      5,757,199      16-Apr-04      5,574,504     08-Jun-04       5,103,084
02-Jan-04      5,792,307      24-Feb-04      5,759,404      17-Apr-04      5,576,709     09-Jun-04       5,105,289
03-Jan-04      5,794,512      25-Feb-04      5,761,610      18-Apr-04      5,578,915     10-Jun-04       5,107,495
04-Jan-04      5,796,718      26-Feb-04      5,763,815      19-Apr-04      5,581,120     11-Jun-04       5,109,700
05-Jan-04      5,798,923      27-Feb-04      5,766,021      20-Apr-04      5,583,326     12-Jun-04       5,111,906
06-Jan-04      5,801,128      28-Feb-04      5,768,226      21-Apr-04      5,585,531     13-Jun-04       5,114,111
07-Jan-04      5,803,334      29-Feb-04      5,770,432      22-Apr-04      5,587,737     14-Jun-04       5,116,317
08-Jan-04      5,805,539      01-Mar-04      5,622,844      23-Apr-04      5,589,942     15-Jun-04       5,118,522
09-Jan-04      5,807,745      02-Mar-04      5,625,050      24-Apr-04      5,592,148     16-Jun-04       5,120,728
10-Jan-04      5,809,950      03-Mar-04      5,627,255      25-Apr-04      5,594,353     17-Jun-04       5,122,933
11-Jan-04      5,812,156      04-Mar-04      5,629,461      26-Apr-04      5,596,559     18-Jun-04       5,125,139
12-Jan-04      5,814,361      05-Mar-04      5,631,666      27-Apr-04      5,598,764     19-Jun-04       5,127,344
13-Jan-04      5,816,567      06-Mar-04      5,633,872      28-Apr-04      5,600,970     20-Jun-04       5,129,550
14-Jan-04      5,818,772      07-Mar-04      5,636,077      29-Apr-04      5,603,175     21-Jun-04       5,131,755
15-Jan-04      5,820,978      08-Mar-04      5,638,283      30-Apr-04      5,605,381     22-Jun-04       5,133,961
16-Jan-04      5,823,183      09-Mar-04      5,640,488      01-May-04      5,457,793     23-Jun-04       5,136,166
17-Jan-04      5,825,389      10-Mar-04      5,642,694      02-May-04      5,459,999     24-Jun-04       5,138,372
18-Jan-04      5,827,594      11-Mar-04      5,644,899      03-May-04      5,462,204     25-Jun-04       5,140,577
19-Jan-04      5,829,800      12-Mar-04      5,647,105      04-May-04      5,464,410     26-Jun-04       5,142,783
20-Jan-04      5,832,005      13-Mar-04      5,649,310      05-May-04      5,466,615     27-Jun-04       5,144,988
21-Jan-04      5,834,211      14-Mar-04      5,651,516      06-May-04      5,468,821     28-Jun-04       5,147,194
22-Jan-04      5,836,416      15-Mar-04      5,653,721      07-May-04      5,471,026     29-Jun-04       5,149,399
23-Jan-04      5,838,622      16-Mar-04      5,655,927      08-May-04      5,473,232     30-Jun-04       5,151,605
24-Jan-04      5,840,827      17-Mar-04      5,658,132      09-May-04      5,475,437
25-Jan-04      5,843,033      18-Mar-04      5,660,338      10-May-04      5,477,643
26-Jan-04      5,845,238      19-Mar-04      5,662,543      11-May-04      5,479,848
27-Jan-04      5,847,444      20-Mar-04      5,664,749      12-May-04      5,482,054
28-Jan-04      5,849,649      21-Mar-04      5,666,954      13-May-04      5,484,259
29-Jan-04      5,851,855      22-Mar-04      5,669,160      14-May-04      5,486,465
30-Jan-04      5,854,060      23-Mar-04      5,671,365      15-May-04      5,488,670
31-Jan-04      5,856,266      24-Mar-04      5,673,571      16-May-04      5,490,876
01-Feb-04      5,708,678      25-Mar-04      5,675,776      17-May-04      5,493,081
02-Feb-04      5,710,884      26-Mar-04      5,677,982      18-May-04      5,495,286
03-Feb-04      5,713,089      27-Mar-04      5,680,187      19-May-04      5,497,492
04-Feb-04      5,715,295      28-Mar-04      5,682,393      20-May-04      5,499,697
05-Feb-04      5,717,500      29-Mar-04      5,684,598      21-May-04      5,501,903
06-Feb-04      5,719,706      30-Mar-04      5,686,804      22-May-04      5,504,108
07-Feb-04      5,721,911      31-Mar-04      5,689,009      23-May-04      5,506,314
08-Feb-04      5,724,117      01-Apr-04      5,541,422      24-May-04      5,508,519
09-Feb-04      5,726,322      02-Apr-04      5,543,627      25-May-04      5,510,725
10-Feb-04      5,728,528      03-Apr-04      5,545,833      26-May-04      5,512,930
11-Feb-04      5,730,733      04-Apr-04      5,548,038      27-May-04      5,515,136
12-Feb-04      5,732,939      05-Apr-04      5,550,243      28-May-04      5,517,341
13-Feb-04      5,735,144      06-Apr-04      5,552,449      29-May-04      5,519,547
14-Feb-04      5,737,350      07-Apr-04      5,554,654      30-May-04      5,521,752
15-Feb-04      5,739,555      08-Apr-04      5,556,860      31-May-04      5,523,958
16-Feb-04      5,741,761      09-Apr-04      5,559,065      01-Jun-04      5,087,645
17-Feb-04      5,743,966      10-Apr-04      5,561,271      02-Jun-04      5,089,851
18-Feb-04      5,746,172      11-Apr-04      5,563,476      03-Jun-04      5,092,056
19-Feb-04      5,748,377      12-Apr-04      5,565,682      04-Jun-04      5,094,262
20-Feb-04      5,750,582      13-Apr-04      5,567,887      05-Jun-04      5,096,467
21-Feb-04      5,752,788      14-Apr-04      5,570,093      06-Jun-04      5,098,673
22-Feb-04      5,754,993      15-Apr-04      5,572,298      07-Jun-04      5,100,878


                            INTEGRATED ARROS FUND II
                            ------------------------
                           FORM N-CSR/S JUNE 30, 2004
                           --------------------------

       CERTIFICATIONS UNDER SECTION 302 AND 906 OF THE SARBANES OXLEY ACT

     I, Richard J McCready, certify that:

1.   I have  reviewed  this report on Form N-CSR/S of Integrated Arros Fund II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(C) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

     Date:   October 15, 2004
                                                        /s/ Richard J. McCready
                                                        -----------------------
                                                        Richard J. McCready
                                                        President, Secretary
                                                        and Director

                       INTEGRATED INTEGRATED ARROS FUND II
                       -----------------------------------
                            FORM N-CSR/S JUNE 30, 2004
                            --------------------------

       CERTIFICATIONS UNDER SECTION 302 AND 906 OF THE SARBANES OXLEY ACT

     I, Steven B. Kauff, certify that:

1.   I have  reviewed  this report on Form N-CSR/S of Integrated Arros Fund I;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(C) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: October 15, 2004                                /s/ Steven B. Kauff
                                                      -------------------------
                                                      Steven B. Kauff
                                                      Vice President, Treasurer
                                                      and Director